Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) (USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding Beginning Balance	496,118	323,086	307,761
Granted	130,000	175,000	64,470
Cancelled	(1,500)	(888)	(47,353)
Forfeited			(1,664)
Exercised		(1,080)	(128)
Outstanding Ending balance	624,618	496,118	323,086
Outstanding beginning balance	$ 1.26	$ 1.39	$ 2.37
Granted	$ 0.89	$ 1.07	$ 1.22
Cancelled	$ 3.28	$ 7.07	$ 7.35
Forfeited			$ 5.50
Exercised		$ 1.05	$ 1.05
Outstanding Ending balance	$ 1.18	$ 1.26	$ 1.39